SHARE-BASED COMPENSATION - Share-based compensation expense (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Share-based compensation expense
Pre-tax share-based compensation expense	¥ 78,411	¥ 27,160	¥ 70,796
Income tax benefit	(8,471)	(2,722)	(6,426)
Total share-based compensation expense, net of tax	69,940	24,438	64,370
Cost of revenue
Share-based compensation expense
Pre-tax share-based compensation expense	26,818	5,200	8,565
Selling, general and administrative expenses
Share-based compensation expense
Pre-tax share-based compensation expense	¥ 51,593	¥ 21,960	¥ 62,231